Changes in regulatory reserve for loan losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in regulatory reserve for loan losses [Abstract]
Beginning balance	₩ 2,844,690	₩ 2,885,018
IFRS9 adoption		(388,551)
Business Combination	25,608	0
Planned regulatory reversal of loan losses	290,872	348,223
Ending balance	₩ 3,161,170	₩ 2,844,690